PGIM US Real Estate Fund Expense Example - PGIM US Real Estate Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 672
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,396
Expense Example, with Redemption, 10 Years	2,443
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,575
Expense Example, with Redemption, 10 Years	3,086
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,344
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236